Goodwill and other intangible assets (Tables)	12 Months Ended
Oct. 31, 2021
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Summary of Changes in Carrying Amount of Goodwill by Cash Generating Units

Goodwill

	For the year ended October 31, 2021

(Millions of Canadian dollars)	Canadian Banking	Caribbean Banking	Canadian Wealth Management	Global Asset Management	U.S. Wealth Management (including City National)	International Wealth Management	Insurance	Investor & Treasury Services	Capital Markets	Total
Balance at beginning of period	$2,557	$1,719	$587	$2,001	$2,978	$121	$112	$149	$1,078	$11,302
Acquisitions	–	–	–	–	–	–	–	–	–	–
Dispositions	–	(3)	–	–	–	(4)	–	–	–	(7)
Currency translations	–	(116)	(10)	(37)	(210)	(2)	–	(1)	(65)	(441)
Balance at end of period	$2,557	$1,600	$577	$1,964	$2,768	$115	$112	$148	$1,013	$10,854

	For the year ended October 31, 2020

(Millions of Canadian dollars)	Canadian Banking	Caribbean Banking	Canadian Wealth Management	Global Asset Management	U.S. Wealth Management (including City National)	International Wealth Management	Insurance	Investor & Treasury Services	Capital Markets	Total
Balance at beginning of period	$2,555	$1,727	$579	$1,985	$2,943	$120	$112	$148	$1,067	$11,236
Acquisitions	2	–	6	–	1	–	–	–	–	9
Dispositions	–	(16)	–	–	–	–	–	–	–	(16)
Currency translations	–	8	2	16	34	1	–	1	11	73
Balance at end of period	$2,557	$1,719	$587	$2,001	$2,978	$121	$112	$149	$1,078	$11,302

Summary of Terminal Growth Rates and Pre-tax Discount Rates Used in Discounted Cash Flow Models

	As at
	August 1, 2021		August 1, 2020

	Discount rate (1)	Terminal growth rate	Discount rate (1)	Terminal growth rate
Group of cash generating units
Canadian Banking	9.4%	3.0%	9.5%	3.0%
Caribbean Banking	10.9	3.5	11.4	3.7
Canadian Wealth Management	10.5	3.0	10.4	3.0
Global Asset Management	10.5	3.0	10.5	3.0
U.S. Wealth Management (including City National)	11.1	3.0	10.7	3.0
International Wealth Management (2)	n.m.	n.m.	n.m.	n.m.
Insurance	10.2	3.0	10.2	3.0
Investor & Treasury Services	9.9	3.0	10.2	3.0
Capital Markets	11.8	3.0	12.0	3.0

(1)	Pre-tax discount rates are determined implicitly based on post-tax discount rates.
(2)	The recoverable amount for our International Wealth Management CGU is determined using a multiples-based approach.

Summary of Carrying Amount of Other Intangible Assets
Other intangible assets

	For the year ended October 31, 2021

(Millions of Canadian dollars)	Internally generated software	Other software	Core deposit intangibles	Customer list and relationships	In process software	Total
Gross carrying amount
Balance at beginning of period	$7,676	$1,901	$1,586	$1,916	$1,241	$14,320
Additions	48	15	–	–	1,129	1,192
Acquisitions through business combinations	–	–	–	–	–	–
Transfers	1,022	69	–	–	(1,091)	–
Dispositions	(66)	(87)	–	(38)	(8)	(199)
Impairment losses	(157)	–	–	–	(9)	(166)
Currency translations	(126)	(60)	(112)	(41)	(29)	(368)
Other changes	(7)	8	–	5	3	9
Balance at end of period	$8,390	$1,846	$1,474	$1,842	$1,236	$14,788
Accumulated amortization
Balance at beginning of period	$(5,884)	$(1,500)	$(793)	$(1,391)	$–	$(9,568)
Amortization charge for the year	(898)	(138)	(150)	(101)	–	(1,287)
Dispositions	65	86	–	38	–	189
Impairment losses	137	–	–	–	–	137
Currency translations	88	41	58	29	–	216
Other changes	9	(13)	–	–	–	(4)
Balance at end of period	$(6,483)	$(1,524)	$(885)	$(1,425)	$–	$(10,317)
Net balance at end of period	$1,907	$322	$589	$417	$1,236	$4,471

	For the year ended October 31, 2020

(Millions of Canadian dollars)	Internally generated software	Other software	Core deposit intangibles	Customer list and relationships	In process software	Total
Gross carrying amount
Balance at beginning of period	$6,941	$1,684	$1,567	$1,773	$1,240	$13,205
Additions	54	47	–	143	1,157	1,401
Acquisitions through business combinations	–	6	–	10	–	16
Transfers	936	193	–	–	(1,129)	–
Dispositions	(149)	(13)	–	–	(4)	(166)
Impairment losses	(116)	(4)	–	–	(10)	(130)
Currency translations	20	7	19	13	8	67
Other changes	(10)	(19)	–	(23)	(21)	(73)
Balance at end of period	$7,676	$1,901	$1,586	$1,916	$1,241	$14,320
Accumulated amortization
Balance at beginning of period	$(5,256)	$(1,357)	$(627)	$(1,291)	$–	$(8,531)
Amortization charge for the year	(855)	(144)	(160)	(114)	–	(1,273)
Dispositions	147	12	–	–	–	159
Impairment losses	88	–	–	–	–	88
Currency translations	(14)	(6)	(6)	(9)	–	(35)
Other changes	6	(5)	–	23	–	24
Balance at end of period	$(5,884)	$(1,500)	$(793)	$(1,391)	$–	$(9,568)
Net balance at end of period	$1,792	$401	$793	$525	$1,241	$4,752